Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
8/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 4.06% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (96.3%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.4%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/31	A+/F	$500,000	$531,228
5.00%, 10/1/30	A+/F	650,000	690,141

			1,221,369
Guam (3.0%)
	Ba1	470,000	478,904
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,000,000	861,403
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Ba1	300,000	294,639
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/37	A	200,000	205,729
5.00%, 7/1/36	A	400,000	414,081
5.00%, 7/1/33	A	200,000	209,060

			2,463,816
Illinois (1.3%)
IL State G.O. Bonds, Ser. B, 5.00%, 10/1/32	A3	1,050,000	1,113,006

			1,113,006
Indiana (1.8%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A2	1,500,000	1,537,032

			1,537,032
Massachusetts (1.3%)
MA State Dev. Fin. Agcy. Rev. Bonds, (Northeastern U.), 5.00%, 10/1/44	A1	1,000,000	1,081,310

			1,081,310
Ohio (85.6%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
4.00%, 11/15/38	BBB+/F	100,000	89,736
4.00%, 11/15/37	BBB+/F	300,000	273,878
American Muni. Pwr., Inc. Rev. Bonds
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,011,657
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	830,000	839,675
Ashland, City School Dist. G.O. Bonds, 3.00%, 11/1/42	Aa2	1,000,000	778,201
Bluffton, Hosp. Fac. Rev. Bonds, (Blanchard Valley Hlth. Syst.), 5.00%, 12/1/31	A2	650,000	677,781
Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A1	1,000,000	1,019,377
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	3,000,000	2,212,247
Carlisle, Local School Dist. G.O. Bonds, (School Impt.)
5.00%, 12/1/47	AA	500,000	506,045
5.00%, 12/1/42	AA	350,000	355,171
5.00%, 12/1/37	AA	100,000	101,797
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/50	BB+/P	500,000	424,088
Cincinnati, Econ. Dev. Rev. Bonds, (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	AA	500,000	512,816
Cleveland, G.O. Bonds, Ser. A, 3.00%, 12/1/34	AA+	1,250,000	1,165,517
Cleveland, Income Tax Rev. Bonds, (Impt. Pk. & Recreational), 5.00%, 10/1/33	AA	615,000	651,643
Cleveland, Pub. Pwr. Syst. Rev. Bonds
Ser. A, AGM, 4.00%, 11/15/38	AA	600,000	581,941
Ser. A, AGM, 4.00%, 11/15/36	AA	750,000	746,949
Ser. B-1, NATL, zero %, 11/15/25	A3	3,000,000	2,765,200
Cleveland, Wtr. Poll. Control Rev. Bonds, (Green Bonds)
5.00%, 11/15/41	Aa3	500,000	505,397
5.00%, 11/15/36	Aa3	435,000	442,608
Cleveland-Cuyahoga Cnty., Port Auth. Rev. Bonds, (Euclid Avenue Dev. Corp.), 5.50%, 8/1/47	A3	1,000,000	1,042,305
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	700,000	677,901
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	1,000,000	857,102
Cleveland-Cuyahoga Cnty., Port Auth. Tax Increment Fin. Rev. 144A Tax Alloc. Bonds, (Senior-Flats East Bank), Ser. A, 4.00%, 12/1/55	BB	495,000	411,980
Columbus, Metro. Library Special Oblig. Rev. Bonds, 4.00%, 12/1/38	Aa2	1,000,000	987,141
Columbus, Swr. VRDN, Ser. B, 3.94%, 6/1/32	VMIG 1	1,430,000	1,430,000
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports), 4.00%, 5/1/36	AA+	1,000,000	1,007,288
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/41	A	1,435,000	1,500,357
5.00%, 1/1/37	A	400,000	423,735
5.00%, 1/1/34	A	300,000	323,935
Franklin Cnty., Rev. Bonds, (Trinity Hlth. Corp. Oblig. Group), Ser. 17OH, 5.00%, 12/1/46	Aa3	2,445,000	2,482,131
Franklin Cnty., Convention Fac. Auth. Rev. Bonds, (Greater Columbus Convention Ctr. Hotel Expansion), 5.00%, 12/1/44	BBB-	1,000,000	918,618
Franklin Cnty., Hlth. Care Fac. Rev. Bonds
5.00%, 11/15/44	BBB+/F	1,000,000	978,188
(OH Living Oblig. Group), 4.00%, 7/1/40	BBB-/F	1,000,000	820,905
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A
4.00%, 11/1/39	Aa2	500,000	480,206
4.00%, 11/1/38	Aa2	300,000	290,764
Green, Local School Dist. G.O. Bonds
Ser. A, 5.50%, 11/1/47	AA	650,000	703,764
Ser. B, AGM, 5.00%, 11/1/52	AA	1,200,000	1,250,470
Ser. B, AGM, 4.625%, 11/1/47	AA	500,000	503,729
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	1,000,000	894,731
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/24	Aa3	3,000,000	2,864,261
Lake Cnty., Cmnty. College Dist. COP, 4.00%, 10/1/35	A2	1,840,000	1,831,148
Lakewood, City School Dist. G.O. Bonds, (School Fac. Impt.), Ser. B, 4.00%, 11/1/35	Aa2	500,000	508,348
Mansfield, G.O. Bonds, BAM, 3.00%, 12/1/45	AA	1,300,000	965,332
Miami U. Rev. Bonds
5.00%, 9/1/41	Aa3	500,000	513,633
Ser. A, 5.00%, 9/1/36	Aa3	1,000,000	1,099,520
Montgomery Cnty., Hosp. VRDN 4.04%, 11/15/45	VMIG 1	800,000	800,000
North Royalton, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/47	Aa2	2,000,000	2,025,185
Northeast Ohio Med. U. Rev. Bonds, Ser. A
5.00%, 12/1/29	Baa1	100,000	104,293
5.00%, 12/1/27	Baa1	100,000	103,088
5.00%, 12/1/24	Baa1	75,000	75,773
4.00%, 12/1/45	Baa1	225,000	187,671
4.00%, 12/1/35	Baa1	300,000	282,697
3.00%, 12/1/40	Baa1	475,000	353,939
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB-	400,000	407,813
(Oberlin College), 5.25%, 10/1/53	Aa3	2,000,000	2,165,773
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/52	BBB+/F	1,000,000	1,002,089
5.25%, 12/1/48	BB	250,000	224,262
(Denison U.), 5.00%, 11/1/48	AA	1,185,000	1,253,629
(Case Western Reserve U.), 5.00%, 12/1/40	Aa3	1,000,000	1,026,126
(Kenyon College), 5.00%, 7/1/37	A2	1,000,000	1,094,918
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	290,219
(John Carroll U.), 4.00%, 10/1/47	Baa1	1,100,000	898,058
(Kenyon College 2020), 4.00%, 7/1/44	A2	1,400,000	1,255,391
(Kenyon College 2020), 4.00%, 7/1/40	A2	730,000	678,593
(Xavier U.), 4.00%, 5/1/40	A3	600,000	544,448
(U. of Dayton), 4.00%, 2/1/36	A+	900,000	897,525
(Otterbein Homes Oblig. Group), 4.00%, 7/1/31	A	915,000	909,191
(U. of Dayton), 3.00%, 2/1/37	A+	1,580,000	1,335,688
OH State Hosp. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,004,429
(Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	1,000,000	856,871
OH State Private Activity Rev. Bonds, (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	751,695
OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/39	Aa3	1,000,000	1,099,460
OH State U. Rev. Bonds, Ser. A
5.00%, 12/1/39	Aa1	1,000,000	1,012,361
3.00%, 12/1/44	Aa1	1,000,000	774,300
Rickenbacker, Port Auth. Rev. Bonds, (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	700,000	782,816
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	1,025,000	1,039,242
5.00%, 2/15/32	A3	865,000	879,183
Summit Cnty., G.O. Bonds, 5.00%, 12/1/43	Aa1	1,000,000	1,077,869
Toledo, Wtr. Wks. Syst. Rev. Bonds, 5.00%, 11/15/36	Aa3	500,000	520,609
U. of Akron Rev. Bonds, Ser. A, 5.00%, 1/1/31	A2	500,000	507,531
Upper Arlington, Rev. Bonds, (Income Tax Rev.), 5.00%, 12/1/53	Aaa	1,000,000	1,044,958
Valley View, Local School Dist. G.O. Bonds, 3.00%, 11/1/45	AA	1,000,000	758,496

			71,455,405
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	250,000	224,926

			224,926
Texas (1.3%)
Hutto, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/53	Aaa	1,000,000	1,060,051

			1,060,051
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	210,000	211,645

			211,645

Total municipal bonds and notes (cost $84,815,320)			$80,368,560

SHORT-TERM INVESTMENTS (2.8%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	2,337,802	$2,337,802

Total short-term investments (cost $2,337,802)		$2,337,802
TOTAL INVESTMENTS

Total investments (cost $87,153,122)		$82,706,362

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through August 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $83,485,003.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$228,242	$6,529,333	$4,419,773	$22,853	$2,337,802

	Total Short-term investments	$228,242	$6,529,333	$4,419,773	$22,853	$2,337,802
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 4.06%, 5.44% and 5.66%, respectively, as of the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	26.4%
	Healthcare	18.1
	Local debt	15.3
	Utilities	10.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$80,368,560	$—
Short-term investments	—	2,337,802	—

Totals by level	$—	$82,706,362	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com